Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Dynamic Income Fund
Class Name	Institutional Class
Trading Symbol	MZCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/dynamic-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/dynamic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Dynamic Income Fund institutional shares produced a positive return, outperforming the ICE  BofA Global Corporate and High Yield (GI00) USD hedged on a gross basis, but underperforming on a fully net of fees basis. Over the reporting period, strong credit selection and an overweight in Emerging Market (EM) investment grade notably contributed to Fund performance, as did an overweight in US high yield assets. Fund performance benefitted from an overweight in the 1-5 years duration range, while a relative underweight in the 10+ years duration segment detracted from relative returns as long duration assets were assisted by spread tightening during the first half of the year. On a sector basis, an overweight and strong security selection in metals/mining benefitted returns, as well as superior credit selection in transportation and diversified financial services. On the flipside, a relative underweight in the healthcare sector acted as a drag on relative performance. From a ratings perspective, an overweight and strong credit selection of BBB- and BB+ rated credit bolstered Fund returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	6.59	2.00	3.75
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Global Corporate & High Yield Index USD Hedged	7.19	1.20	3.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund for more recent performance information.
Net Assets	$ 165,961,313
Holdings Count | $ / shares	352
Advisory Fees Paid, Amount	$ 545,492
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$165,961,313
Number of Holdings	352
Net Advisory Fee	$545,492
Portfolio Turnover	127%
30-Day SEC Yield	4.21%
30-Day SEC Yield Unsubsidized	3.92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	3.1%
United States Treasury Bill	2.3%
Blackrock European Clo XIII DAC	1.2%
Foundry JV Holdco LLC	0.9%
Ford Motor Credit Co. LLC	0.9%
Morgan Stanley	0.8%
SoftBank Group Corp.	0.7%
UniCredit SpA	0.7%
Amphenol Corp.	0.7%
Galaxy Pipeline Assets Bidco Ltd.	0.7%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
[1]
Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/dynamic-income-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Dynamic Income Fund
Class Name	Supra Institutional Class
Trading Symbol	MZCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/dynamic-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/dynamic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Dynamic Income Fund supra institutional shares produced a positive return, outperforming the ICE  BofA Global Corporate and High Yield (GI00) USD hedged on a gross basis, but underperforming on a fully net of fees basis. Over the reporting period, strong credit selection and an overweight in Emerging Market (EM) investment grade notably contributed to positive Fund performance, as did an overweight in US high yield assets. Fund performance benefitted from an overweight across the 1-5 years duration range, while a relative underweight in the 10+ years duration segment detracted from relative returns as long duration assets were assisted by spread tightening during the first half of the year. On a sector basis, an overweight in metals/mining and superior credit selection in transportation and diversified financial services bonds bolstered returns. On the flipside, a relative underweight in the healthcare sector acted as a drag on relative performance. From a ratings perspective, the Fund’s overweight and strong credit selection of BBB- and BB+ rated credit benefitted Fund returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Supra Institutional Class (without sales charge)	6.74	2.07	3.82
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Global Corporate & High Yield Index USD Hedged	7.19	1.20	3.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund for more recent performance information.
Net Assets	$ 165,961,313
Holdings Count | $ / shares	352
Advisory Fees Paid, Amount	$ 545,492
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$165,961,313
Number of Holdings	352
Net Advisory Fee	$545,492
Portfolio Turnover	127%
30-Day SEC Yield	4.29%
30-Day SEC Yield Unsubsidized	4.01%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	3.1%
United States Treasury Bill	2.3%
Blackrock European Clo XIII DAC	1.2%
Foundry JV Holdco LLC	0.9%
Ford Motor Credit Co. LLC	0.9%
Morgan Stanley	0.8%
SoftBank Group Corp.	0.7%
UniCredit SpA	0.7%
Amphenol Corp.	0.7%
Galaxy Pipeline Assets Bidco Ltd.	0.7%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
[2]
Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/dynamic-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield income Fund
Class Name	Institutional Class
Trading Symbol	MZHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Flexible U.S. High Yield Income Fund’s institutional shares produced a positive return for the year, comfortably outperforming the ICE  BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4). During the reporting period, the Fund benefitted from strong security selection as well as loss avoidance across various sectors. Fund performance was driven by disciplined sector allocation and active security selection, particularly across real estate, retail, utilities, and metals/mining. Issuer detractors were limited and largely idiosyncratic within consumer products and building materials, with active management enabling timely exits as market fundamentals weakened. We remained focused on risk management, keeping overall Fund duration short and portfolio credit quality improved through a meaningful increase in BB exposure during the second half of the year. In our view, historically tight spreads and weaker metrics for lower rated credits (relative to higher quality credits), have bolstered the argument for conservative positioning. We closed the year underweight most cyclical sectors, lower rated credits, and the riskiest cohort of the market. We reduced risk in the portfolio after taking gains on positions we had tactically added earlier in the chemicals, technology, publishing, and gaming sectors. As of December 31, 2025, the five largest sectors in the Fund by weighting were real estate, diversified financial services, energy, healthcare, and technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/27/2017)
Institutional Class (without sales charge)	8.27	3.40	4.52
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.89
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index	7.82	5.02	5.05
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)	8.76	4.15	5.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund for more recent performance information.
Net Assets	$ 70,795,116
Holdings Count | $ / shares	338
Advisory Fees Paid, Amount	$ 88,538
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$70,795,116
Number of Holdings	338
Net Advisory Fee	$88,538
Portfolio Turnover	66%
30-Day SEC Yield	5.39%
30-Day SEC Yield Unsubsidized	4.97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.1%
EchoStar Corp.	1.4%
Rocket Software, Inc.	1.3%
Service Properties Trust	1.3%
Blackstone Mortgage Trust, Inc.	1.2%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.1%
Minerals Technologies, Inc.	1.1%
Cloud Software Group, Inc.	1.0%
TransDigm, Inc.	0.9%
Owens-Brockway Glass Container, Inc.	0.9%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield income Fund
Class Name	Supra Institutional Class
Trading Symbol	MZHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Flexible U.S. High Yield Income Fund’s supra institutional shares produced a positive return for the year, comfortably outperforming the ICE  BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4). During the reporting period, the Fund benefitted from strong security selection as well as loss avoidance across various sectors. Fund performance was driven by disciplined sector allocation and active security selection, particularly across real estate, retail, utilities, and metals/mining. Issuer detractors were limited and largely idiosyncratic within consumer products and building materials, with active management enabling timely exits as market fundamentals weakened. We remained focused on risk management, keeping overall Fund duration short and portfolio credit quality improved through a meaningful increase in BB exposure during the second half of the year. In our view, historically tight spreads and weaker metrics for lower rated credits (relative to higher quality credits), have bolstered the argument for conservative positioning. We closed the year underweight most cyclical sectors, lower rated credits, and the riskiest cohort of the market. We reduced risk in the portfolio after taking gains on positions we had tactically added earlier in the chemicals, technology, publishing, and gaming sectors. As of December 31, 2025, the five largest sectors in the Fund by weighting were real estate, diversified financial services, energy, healthcare, and technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2016)
Supra Institutional Class (without sales charge)	8.27	3.42	4.96
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.75
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index	7.82	5.02	5.68
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)	8.76	4.15	5.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund for more recent performance information.
Net Assets	$ 70,795,116
Holdings Count | $ / shares	338
Advisory Fees Paid, Amount	$ 88,538
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$70,795,116
Number of Holdings	338
Net Advisory Fee	$88,538
Portfolio Turnover	66%
30-Day SEC Yield	5.39%
30-Day SEC Yield Unsubsidized	4.97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.1%
EchoStar Corp.	1.4%
Rocket Software, Inc.	1.3%
Service Properties Trust	1.3%
Blackstone Mortgage Trust, Inc.	1.2%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.1%
Minerals Technologies, Inc.	1.1%
Cloud Software Group, Inc.	1.0%
TransDigm, Inc.	0.9%
Owens-Brockway Glass Container, Inc.	0.9%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Low Duration Fund
Class Name	Supra Institutional Class
Trading Symbol	MZLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/low-duration-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/low-duration-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Low Duration Fund produced a positive return for the year, comfortably outperforming the ICE BofA 1-3 Year US Corporate & Government Index (B1A0). Over the reporting period, Fund performance was supported by what we believe to be a healthy level of yield in the portfolio maintained through increased high yield allocation. USD, EUR, and GBP bonds all contributed positively to performance, benefitting from the effects of tighter spreads on EUR assets and lower rates on USD and GBP holdings. Nearly every sector provided positive contributions, particularly higher beta sectors that experienced notable spread compression. These included banking, automotives & auto parts, and diversified financial services—which were among the fund’s largest sector allocations. At the same time, a very small position in diversified media was the only detractor from absolute returns. Both the investment grade and high yield portions of the portfolio delivered positive performance. The strongest performance overall was seen in longer-dated USD credit (driven by lower US rates), and high yield (driven by tighter spreads and higher starting yields). By rating, the BBB rated cohort led positive contributions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2016)
Supra Institutional Class (without sales charge)	6.38	3.80	3.75
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.56
ICE BofA U.S. Corporate & Government 1-3 Yrs	5.34	2.00	2.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/low-duration-fund for more recent performance information.
Net Assets	$ 1,056,000,990
Holdings Count | $ / shares	530
Advisory Fees Paid, Amount	$ 4,246,740
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,056,000,990
Number of Holdings	530
Net Advisory Fee	$4,246,740
Portfolio Turnover	69%
30-Day SEC Yield	3.91%
30-Day SEC Yield Unsubsidized	3.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.7%
Ford Motor Credit Co. LLC	2.1%
BNP Paribas SA	1.4%
Commerzbank AG	1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.1%
ING Groep NV	1.0%
Blackstone Private Credit Fund	0.9%
General Motors Financial Co., Inc.	0.8%
CK Hutchison International 24 Ltd.	0.8%
NatWest Group PLC	0.8%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/low-duration-fund

[1]
*	Percentages that show 0.0% represent less than 0.05% of net assets.

[2]
*	Percentages that show 0.0% represent less than 0.05% of net assets.